RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended			12 Months Ended				12 Months Ended												12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Polyurethanes	Sep. 30, 2012 Polyurethanes	Mar. 31, 2012 Polyurethanes	Dec. 31, 2012 Polyurethanes	Dec. 31, 2009 Polyurethanes	Dec. 31, 2011 Performance Products	Dec. 31, 2010 Performance Products	Dec. 31, 2012 Advanced Materials	Dec. 31, 2011 Advanced Materials	Dec. 31, 2010 Advanced Materials	Dec. 31, 2012 Textile Effects	Dec. 31, 2011 Textile Effects	Dec. 31, 2010 Textile Effects	Dec. 31, 2012 Pigments	Dec. 31, 2011 Pigments	Dec. 31, 2010 Pigments	Dec. 31, 2011 Discontinued Operations	Dec. 31, 2010 Discontinued Operations	Dec. 31, 2012 Discontinued Operations	Dec. 31, 2010 Corporate and other	Dec. 31, 2012 Corporate and other	Dec. 31, 2011 Corporate and other	Dec. 31, 2010 2005 initiatives	Dec. 31, 2010 2005 initiatives Polyurethanes	Dec. 31, 2010 2005 initiatives Pigments	Dec. 31, 2010 2006 initiatives	Dec. 31, 2010 2006 initiatives Textile Effects	Dec. 31, 2011 2006 initiatives and prior	Dec. 31, 2011 2006 initiatives and prior Textile Effects	Dec. 31, 2011 2006 initiatives and prior Pigments	Dec. 31, 2012 2007 initiatives and prior	Dec. 31, 2012 2007 initiatives and prior Textile Effects	Dec. 31, 2011 2008 initiatives	Dec. 31, 2010 2008 initiatives	Dec. 31, 2010 2008 initiatives Polyurethanes	Dec. 31, 2011 2008 initiatives Textile Effects	Dec. 31, 2010 2008 initiatives Textile Effects	Dec. 31, 2011 2008 initiatives Pigments	Dec. 31, 2010 2008 initiatives Pigments	Dec. 31, 2012 2009 initiatives	Dec. 31, 2011 2009 initiatives	Dec. 31, 2010 2009 initiatives	Dec. 31, 2012 2009 initiatives Advanced Materials	Dec. 31, 2011 2009 initiatives Advanced Materials	Dec. 31, 2010 2009 initiatives Advanced Materials	Dec. 31, 2010 2009 initiatives Textile Effects	Dec. 31, 2012 2009 initiatives Pigments	Dec. 31, 2011 2009 initiatives Pigments	Dec. 31, 2010 2009 initiatives Pigments	Dec. 31, 2010 2009 initiatives Corporate and other	Dec. 31, 2012 2010 initiatives	Dec. 31, 2011 2010 initiatives	Dec. 31, 2010 2010 initiatives	Dec. 31, 2012 2010 initiatives Performance Products	Dec. 31, 2010 2010 initiatives Performance Products	Dec. 31, 2012 2010 initiatives Textile Effects	Dec. 31, 2011 2010 initiatives Textile Effects	Dec. 31, 2010 2010 initiatives Textile Effects	Dec. 31, 2012 2010 initiatives Corporate and other	Dec. 31, 2011 2010 initiatives Corporate and other	Dec. 31, 2010 2010 initiatives Corporate and other	Dec. 31, 2012 2011 initiatives	Dec. 31, 2011 2011 initiatives	Dec. 31, 2012 2011 initiatives Advanced Materials	Dec. 31, 2011 2011 initiatives Advanced Materials	Dec. 31, 2012 2011 initiatives Textile Effects	Dec. 31, 2011 2011 initiatives Textile Effects	Dec. 31, 2011 2011 initiatives Pigments	Dec. 31, 2012 2012 initiatives	Dec. 31, 2012 2012 initiatives Polyurethanes	Dec. 31, 2012 2012 initiatives Advanced Materials	Dec. 31, 2012 2012 initiatives Corporate and other	Dec. 31, 2010 2005 initiatives and prior
Accrued restructuring costs rollforward
Accrued liabilities at the beginning of the period	$ 92	$ 49	$ 75					$ 2	$ 1	$ 1	$ 12	$ 2	$ 7	$ 69	$ 25	$ 17	$ 3	$ 8	$ 11	$ 8	$ 34	$ 6	$ 4	$ 2	$ 1									$ 2									$ 11											$ 16											$ 63
Restructuring charges				1	32	5					38	20		4	22			10								1		1			1	1		2	2		1			1			5	7	9	1		1		4	7	8		2	15	23	1	2		13	15	1	2	6	15	89	3	21	12	65	3	69	38	30	1	1
Reversal of reserves no longer required	(16)	(5)	(7)									(1)	(3)	(16)	(4)	(1)			(2)				(1)
Restructuring payments																										(2)	(1)	(1)	(3)	(3)	(3)	(2)	(1)	(3)	(3)	(2)	(7)	(1)	(1)	(5)	(1)	(1)	(6)	(12)	(16)	(1)	(1)	(3)	(2)	(5)	(11)	(8)	(3)	(4)	(21)	(3)	(2)	(1)	(1)	(15)		(1)	(6)	(2)	(37)	(14)	(14)	(7)	(23)	(5)	(2)	(18)	(12)	(6)
Net activity of discontinued operations		(2)	(26)																	(2)	(26)
Foreign currency effect on liability balance	4	(10)	4				1				2	(2)		2	(8)	3	(1)						1
Accrued liabilities at the end of the period	105	92	49	27			27	2	1	1	27	12	2	42	69	25	1	3	8	6	8	6	5	2	1									2									7	11										9	16										34	63						53
Current portion of restructuring reserves	93	91		27			27				26			31			1					6		2
Long-term portion of restructuring reserve	12	1									1			11
Estimated additional future charges for current restructuring projects
Estimated additional charges within one year	100						3				17			80
Estimated additional charges beyond one year	$ 2										$ 2